Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share
Net Income	$ 4,086	$ 3,078	$ 3,184	$ 3,339	$ (3,918)	$ 3,187	$ 3,697	$ 3,770	$ 13,687	$ 6,736	$ 18,722
Net income attributable to noncontrolling interest									(342)	(294)	(304)
Net income attributable to AT&T									13,345	6,442	18,418
Share-based payment									13	13	13
Numerator for diluted earnings per share									$ 13,358	$ 6,455	$ 18,431
Weighted average number of common shares outstanding									5,628	5,205	5,368
Share-based payment (in shares)									18	16	17
Denominator for diluted earnings per share									5,646	5,221	5,385
Basic Earnings Per Share Attributable to AT&T	$ 0.65	$ 0.50	$ 0.59	$ 0.63	$ (0.77)	$ 0.60	$ 0.70	$ 0.71	$ 2.37	$ 1.24	$ 3.42
Diluted Earnings Per Share Attributable to AT&T	$ 0.65	$ 0.50	$ 0.59	$ 0.63	$ (0.77)	$ 0.60	$ 0.69	$ 0.70	$ 2.37	$ 1.24	$ 3.42